Vessels Under Construction	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
Vessels Under Construction
5. Vessels Under Construction

On August 23, 2024, the Company entered into contracts to build two new 48,500 cubic meter capacity liquefied ethylene gas carriers with Jiangnan Shipyard (Group) Co., Ltd. and China Shipbuilding Trading Co., Ltd., in China (the “Original Newbuild Vessels”). On November 21, 2024, the Company exercised an option and entered into contracts to build two additional newbuild vessels of the same specification and price (the “Additional Newbuild Vessels” and together with the Original Newbuild Vessels, the “ Four Ethylene Newbuild Vessels”). The Four Ethylene Newbuild Vessels, (Navigator Polaris, Navigator Proxima, Navigator Parsec, and Navigator Pleione), are scheduled to be delivered to the Company in December 2026, June 2027, September 2027 and December 2027 respectively, at an average shipyard price of $102.9 million per vessel.

On July 17, 2025, the Company announced that it had entered into the Amon Joint Venture, which intends to acquire the Two Ammonia Newbuild Vessels. The Amon Joint Venture has entered into contracts with Nantong CIMC Sinopacific Offshore & Engineering Co., Ltd. to build the Two Ammonia Newbuild Vessels, with deliveries scheduled to take place in May 2028 and September 2028 respectively, at an average shipyard price of $87 million per vessel.

	December 31, 2025	June 30, 2026
	(in thousands)
As of January 1, 2025 and 2026	$41,589	$115,321
Additions to vessels under construction	68,526	21,557
Capitalized interest	5,206	3,190
Vessel under construction at December 31, 2025 and June 30, 2026	$115,321	$140,068